Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	37,766,385	29,897,846
Common stock, shares outstanding	37,766,385	29,897,846
Preferred Stock Series B
Preferred stock, shares issued	2,004,600	0
Preferred stock, shares outstanding	2,004,600	0
Preferred Stock Series A
Preferred stock, shares issued	3,000,000	4,586,539
Preferred stock, shares outstanding	3,000,000	4,586,539